     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2000


                                               SECURITIES ACT FILE NO. 333-68879
                                       INVESTMENT COMPANY ACT FILE NO. 811-09159
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]


                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]

                                AMENDMENT NO. 3                              [X]

                        (Check appropriate box or boxes)

                            ------------------------

                        MERCURY V.I. U.S. LARGE CAP FUND
                  of Mercury Asset Management V.I. Funds, Inc.
               (Exact name of Registrant as specified in charter)

              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 763-2260

                                JEFFREY M. PEEK
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:


               Counsel for the Fund:
              JOEL H. GOLDBERG, Esq.                 and          ALLAN J. OSTER, Esq.
       Swidler Berlin Shereff Friedman, LLP                          P.O. Box 9011
               The Chrysler Building                        Princeton, New Jersey 08543-9011
               405 Lexington Avenue
             New York, New York 10174


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

                            ------------------------


    It is proposed that this filing will become effective
       [X] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


    If appropriate, check the following box:


        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE


     Mercury Asset Management V.I. Funds, Inc. (the "Corporation") is an open-end management investment company of which Mercury V.I. U.S. Large Cap Fund is a series (hereinafter referred to as the "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are offered for the Fund. This document consists of (A) the Prospectus for the Fund, which is composed of (i) a Fund specific front portion, and (ii) an Appendix, and (B) the Statement of Additional Information for the Fund which is composed of (i) a Fund specific front portion, and (ii) an Appendix. The section referred to in item (A)(ii) appears in two different versions, one for Class A Common Stock and the second for Class B Common Stock, each of which constitutes a part of the Prospectus for either the Class A Common Stock of the Fund or the Class B Common Stock of the Fund, as appropriate. A table of contents may be found in each Prospectus and Statement of Additional Information.



     The investment adviser of the Fund is Mercury Asset Management International Ltd. (the "Investment Adviser"), an indirect subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of the Fund is Mercury Funds Distributor ("MFD"), a division of Princeton Funds Distributor, Inc.



     Both the Class A and Class B shares of the Fund are sold to separate accounts ("Separate Accounts") of certain insurance companies to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. It is currently anticipated that the Fund will be sold to, among others, Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("ML of New York"), indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc., Hartford Life Insurance Company ("Hartford"), American General Life Insurance Company ("American General"), The AIG Life Companies (U.S.) ("AIG Life"), American International Life Assurance Company of New York ("AIG of NY"), Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity" and, together with ML of New York, MLLIC, Hartford, American General, AIG Life, Hartford of NY, Hartford Life and Annuity, and certain other insurance companies, the "Insurance Companies"). The Separate Accounts invest in shares of the Fund in accordance with instructions received from Contract owners. It is currently anticipated that the Contracts will be offered by agents of Merrill Lynch Life Agency, Inc. ("MLLA"), an affiliate of the Investment Adviser, and Contracts issued by any Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

                          PROSPECTUS - MARCH 31, 2000

            Mercury V.I. U.S. Large Cap Fund
                OF MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.

                [MERCURY ASSET MANAGEMENT GLOBE LOGO]

                THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD
                KNOW BEFORE INVESTING, INCLUDING INFORMATION
                ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST
                AND KEEP IT FOR FUTURE REFERENCE.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                APPROVED OR DISAPPROVED THESE SECURITIES OR
                PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A
                CRIMINAL OFFENSE.

                                  [MERCURY ASSET MANAGEMENT LOGO]

Table of Contents


                                                             PAGE
[FUND FACTS ICON]
FUND FACTS
-----------------------------------------------------------------
About the Mercury V.I. U.S. Large Cap Fund..................    2

[ABOUT THE DETAILS ICON]
ABOUT THE DETAILS
-----------------------------------------------------------------
How the Mercury V.I. U.S. Large Cap Fund Invests............    4
Investment Risks............................................    5
Appendix and Statement of Additional Information............    8

[THE MANAGEMENT TEAM ICON]
THE MANAGEMENT TEAM
-----------------------------------------------------------------
Management of the Mercury V.I. U.S. Large Cap Fund..........    9
Financial Highlights........................................   11

APPENDIX
[ACCOUNT CHOICES ICON]
ACCOUNT CHOICES
-----------------------------------------------------------------
Fund Shares.................................................  A-2
How to Buy and Sell Shares..................................  A-2
[TO LEARN MORE ICON]
TO LEARN MORE
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover


MERCURY V.I. U.S. LARGE CAP FUND

IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

LARGE CAP COMPANIES -- companies whose market capitalization is at least $5 billion under current market conditions. The Fund's definition of large cap companies may be increased in response to changes in the market.

COMMON STOCK -- securities representing shares of ownership of a corporation.


PREFERRED STOCK -- class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.


CONVERTIBLE SECURITIES -- fixed-income securities, such as bonds or preferred stocks, that are exchangeable for shares of common stocks of the issuer or another company.


FUND         Fund Facts
    FACTS
     LOGO

ABOUT THE MERCURY V.I. U.S. LARGE CAP FUND
--------------------------------------------------------------------------------


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The investment objective of the Fund is long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a diversified portfolio of equity securities of LARGE CAP COMPANIES located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada. A company's stock is considered to be undervalued when its price is less than Fund management believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund may purchase COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES and other instruments.



We cannot guarantee that the Fund will achieve its objective.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments -- and, therefore, the value of Fund shares -- may fluctuate. These changes may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. The Fund is also subject to the risk that the stocks the Fund's adviser selects will underperform the stock markets or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money.


 2
MERCURY V.I. U.S. LARGE CAP FUND

Fund Facts
[FUND FACTS ICON]


CONTRACT -- The Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.



In addition, because the Fund invests up to 10% of its assets in securities of Canadian companies, the Fund is subject to additional risks. For example, the Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.


WHO SHOULD INVEST?

The Fund may be an appropriate investment to fund a portion of a CONTRACT owned by contract owners who:


      - Have long-term goals in mind



      - Want a professionally managed and diversified portfolio



      - Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns


MERCURY V.I. U.S. LARGE CAP FUND                                               3

[ABOUT THE DETAILS ICON] About the Details


ABOUT THE PORTFOLIO MANAGEMENT TEAM -- The Fund is managed by members of a team of 17 investment professionals who participate in the team's research process and stock selection. The senior investment professionals in this group include Garrett Fish and Michael Morony. Michael Morony is primarily responsible for the day-to-day management of the Fund.



ABOUT THE INVESTMENT ADVISER -- Mercury Asset Management International Ltd. is the Investment Adviser.



HOW THE MERCURY V.I. U.S. LARGE CAP FUND INVESTS
--------------------------------------------------------------------------------


The Fund's main objective is long-term capital growth. The Fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. In selecting securities, the Fund emphasizes those securities that Fund management believes are undervalued or have good prospects for earnings growth.



The Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of large cap companies located in the U.S. The Fund may also invest in equity securities of companies of any market capitalization located in Canada and of small or medium capitalization companies located in the U.S. Normally, Canadian investments will represent 10% or less of the Fund's assets. A company's market capitalization may go up or down due to market fluctuations. The Fund will not sell a company's securities because that company's market capitalization drops below $5 billion or another amount set by the Fund. Equity securities consist of:


      - Common Stock
      - Preferred Stock
      - Securities Convertible into Common Stock
      - Derivative securities such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

The Fund considers a company to be "located" in the U.S. or Canada if:


      - It is legally organized in the U.S. or Canada, or


      - The primary trading market for its securities is located in the U.S. or Canada, or


      - At least 50% of the company's (and its subsidiaries') non-current assets, capitalization, gross revenues or profits have been located in the U.S. or Canada during one of the last two fiscal years.


Under this definition a "foreign" company (a company organized or trading outside the U.S. or Canada, or with substantial operations outside the U.S. or Canada) may be considered to be "located" in the U.S. or Canada.


A company's stock is considered to be undervalued when the stock's current price is less than what Fund management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factors, such as:


      - financial resources
      - value of assets
      - sales and earnings growth
      - product development
      - quality of management
      - overall business prospects

A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or

4                       MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON] About the Details


market sector is an important factor in evaluating a particular company's earnings prospects. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. The Fund may invest in debt securities that are issued together with a particular equity security. The Fund may invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities. The Fund is not required to hedge and may choose not to do so.


The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.


The Fund will normally invest almost all of its assets as described above. The Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Fund may also, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities, when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and the Fund may, therefore, not achieve its investment objective.



The Fund may use many different strategies and it has certain investment restrictions, all of which are explained in the Fund's Statement of Additional Information.


INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals, or that the Fund's performance will be positive over any period of time.


MARKET AND SELECTION RISK



Market risk is the risk that the U.S. or Canadian stock markets in which the Fund invests will go down in value, including the possibility that the U.S. or Canadian stock markets will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the stock markets or other funds with similar investment objectives and investment strategies.


CANADIAN INVESTMENT RISK

Canadian investment risk is the risk that the Fund's Canadian securities may go up or down in value depending on the fluctuations in the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and changes in U.S. and Canadian laws relating to investments in Canada.


ILLIQUID SECURITIES



The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual


MERCURY V.I. U.S. LARGE CAP FUND                                               5

[ABOUT THE DETAILS ICON] About the Details


or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.



RESTRICTED SECURITIES



Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.



Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the security.



RULE 144A SECURITIES



Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.



OTHER CANADIAN SECURITIES RISKS


Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. Canada's economy depends heavily on exports to the U.S., Canada's largest trading partner. The Canadian economy relies strongly on the production and processing of natural resources. Historically, natural resource prices have been volatile. Demand by many citizens of the Province of Quebec for secession from Canada may significantly impact the Canadian economy.

      - The costs of Canadian securities transactions tend to be higher than those of U.S. transactions.

      - The Canadian securities market has different clearance and settlement procedures, which may cause delays. This means that the Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

FOREIGN SECURITIES RISKS

The Fund defines companies located in the U.S. or Canada broadly. As a result, the Fund's investments may include companies organized, traded or having substantial operations outside the U.S. or Canada. This may expose the Fund to risks associated with foreign investments.

      - The value of holdings traded outside the U.S. (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

 6                                              MERCURY V.I. U.S. LARGE CAP FUND

[ABOUT THE DETAILS ICON]About the Details

      - The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.


      - The Fund's holdings may be adversely affected by U.S. or non-U.S. government action.


      - International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect the Fund's holdings.

      BORROWING AND LEVERAGE


The use of borrowing can create leverage. Leverage increases the Fund's exposure to risk by increasing its total investments. If the Fund borrows money to make more investments than it otherwise could or to meet redemptions, and the Fund's investments go down in value, the Fund's losses will be magnified. Borrowing will cost the Fund interest expense and other fees.


Certain securities that the Fund buys may create leverage, including, for example, derivative securities. Like borrowing, these investments may increase the Fund's exposure to risk.

DERIVATIVES


The Fund may use derivative instruments, including futures, forwards, options, indexed and inverse securities and swaps. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:



      - Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.



      - Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.



      - Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



      - Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



      - Index risk -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed


MERCURY V.I. U.S. LARGE CAP FUND                                               7

About the Details
ABOUT THE DETAILS LOGO

                securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.


The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.



CONVERTIBLES



Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.



DEBT SECURITIES



Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund is discussed in the Appendix which is a part of this Prospectus.


If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.




 8
MERCURY V.I. U.S. LARGE CAP FUND

[THE MANAGEMENT TEAM ICON] The Management Team


MANAGEMENT OF THE
MERCURY V.I. U.S. LARGE CAP FUND
--------------------------------------------------------------------------------


Mercury Asset Management International Ltd. manages the Fund's investments under the overall supervision of the Fund's Board of Directors. The Investment Adviser and its affiliates have the responsibility for making all investment decisions for the Fund.


The senior investment professionals in the group that have managed the Fund's portfolio since the Fund started operations include:


Garrett Fish, Associate Director of Mercury Asset Management, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1997. Mr. Fish was employed at Jardine Fleming Hong Kong as a U.S. fund manager from 1994 to 1997. From 1991 to 1993 Mr. Fish was an account manager at Aetna Capital Management in the U.S.



Michael Morony, Director of Mercury Asset Management, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1997. Mr. Morony worked for Threadneedle Investment Managers from 1992 to 1997. Mr. Morony is primarily responsible for the day-to-day management of the Fund.



Mercury and its affiliates manage portfolios with over $559 billion in assets (as of February 2000) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The advisory agreement between the Fund and the Investment Adviser gives the Investment Adviser the responsibility for making all investment decisions.



The Investment Adviser is paid at the rate of 0.65% of the Fund's average daily net assets.



Fund Asset Management, L.P., an affiliate of Mercury, may manage all or a portion of the Fund's daily cash assets, to the extent not managed by Mercury. The Fund does not pay any incremental fee for this service, although Mercury may make payments to Fund Asset Management, L.P.


                        MERCURY V.I. U.S. LARGE CAP FUND                       9

[THE MANAGEMENT TEAM ICON]The Management Team


The Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure. The directors of the Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Fund to do so.


 10                                             MERCURY V.I. U.S. LARGE CAP FUND

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------



The Financial Highlights table is intended to help you understand the Fund's performance for the period April 30, 1999 (commencement of operations) to December 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders, which is available upon request.


MERCURY V.I. U.S. LARGE CAP FUND

--------------------------------------------------------------------------------


                                                                        CLASS A
                                                                     FOR THE PERIOD
                                                                   APRIL 30, 1999+ TO
Increase (Decrease) In Net Asset Value:                            DECEMBER 31, 1999
-------------------------------------------------------------------------------------
Per Share Operating Performance:
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.00
-------------------------------------------------------------------------------------
Investment loss -- net                                                       --++
-------------------------------------------------------------------------------------
Realized and unrealized gain on investments -- net                         2.10
-------------------------------------------------------------------------------------
Total from investment operations                                           2.10
-------------------------------------------------------------------------------------
Less dividends and distributions:
In excess of investment income -- net                                      (.04)
In excess of realized gain on investments -- net                           (.03)
-------------------------------------------------------------------------------------
Total dividends and distributions                                          (.07)
-------------------------------------------------------------------------------------
Net asset value, end of period                                           $12.03
-------------------------------------------------------------------------------------
Total Investment Return:**
-------------------------------------------------------------------------------------
Based on net asset value per share                                        20.94%#
-------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-------------------------------------------------------------------------------------
Expenses, net of reimbursement                                             1.25%*
-------------------------------------------------------------------------------------
Expenses                                                                   2.83%*
-------------------------------------------------------------------------------------
Investment income -- net                                                   (.07%)*
-------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $24,014
-------------------------------------------------------------------------------------
Portfolio turnover                                                        37.25%
-------------------------------------------------------------------------------------



*  Annualized.



** Total investment returns exclude insurance-related fees and expenses.



+  Commencement of operations.



++ Amount is less than $.01 per share.



#  Aggregate total investment return.



                        MERCURY V.I. U.S. LARGE CAP FUND                      11

[THE MANAGEMENT TEAM ICON] The Management Team


INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

SUB-ADVISER
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
Administrative Offices:
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(888-763-2260)

Mailing Address:
P.O. Box 45289
Jacksonville, Florida 32232-5289

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor, a division of Princeton Funds Distributor,
Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174


 12                     MERCURY V.I. U.S. LARGE CAP FUND

Appendix--Class A Shares





MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
--------------------------------------------------------------------------------

APPENDIX


This Appendix constitutes a part of the Prospectus for Class A shares of Mercury V.I. U.S. Large Cap Fund. For simplicity, this Appendix uses the term "Fund" to refer to Mercury V.I. U.S. Large Cap Fund and any future series of Mercury Asset Management V.I. Funds.

TABLE OF CONTENTS


                                                              PAGE

[ACCOUNT CHOICES ICON] ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2

[TO LEARN MORE ICON] TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover



MERCURY ASSET MANAGEMENT V.I. FUNDS

[ACCOUNT CHOICES ICON] Account Choices


NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class A shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.


The Fund's Investment Adviser has agreed to cap the annual operating expenses of the Mercury V.I. U.S. Large Cap Fund to 1.25% of the average net assets of the Fund's Class A shares. This expense cap will be in place through April 2001.


HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------


The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this Prospectus refers to Fund shareholders, it is referring to the participating insurance companies.



More than one participating insurance company may invest in each Fund to support either variable life insurance or variable annuity contracts, or both. It is possible that a difference may arise among the interests of the holders of different types of contracts--for example, if different tax laws apply, or if applicable state insurance law or contract owner instructions prevent a participating insurance company from continuing to invest in a Fund following a change in the Fund's investment policies. The Fund and the participating insurance companies will attempt to monitor events to prevent such differences from arising. If a conflict between participating insurance companies occurs, however, the Fund may be required to take actions that are adverse to the interests of a particular participating insurance company and its contract owners.


Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


Shares are sold and redeemed at their NET ASSET VALUE. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by

A-2                                          MERCURY ASSET MANAGEMENT V.I. FUNDS
valuing each security at its closing price for the day. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.


MERCURY ASSET MANAGEMENT V.I. FUNDS                                          A-3

[ACCOUNT CHOICES ICON] Account Choices


DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.





DIVIDENDS AND TAXES

--------------------------------------------------------------------------------


A Fund will distribute at least annually any net investment income and any net realized long or short-term capital gains. A Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. DIVIDENDS from a Fund are reinvested automatically in shares of that Fund at net asset value.



Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to Federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.



For information regarding the Federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.


A NOTE ABOUT YEAR 2000


As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). It is still possible that some computer systems could malfunction in the future because of the Year 2000 Problem or as a result of actions taken to address the Year 2000 Problem. Fund management does not anticipate that its services or those of other Fund service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, each Fund and its investments could be negatively affected.


The Year 2000 Problem may also adversely affect the participating insurance companies and the contracts that they offer. For more information, see the separate contract prospectus.

A-4                                     MERCURY ASSET MANAGEMENT V.I. FUNDS

[TO LEARN MORE ICON] To Learn More



SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Each Fund's Statement of Additional Information contains further information about that Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus). You may request a free copy by writing or calling the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-888-763-2260.


Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners may also contact the insurance company that issued their contract.

You may contact the Fund at 1-888-763-2260 if you have any questions.


Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act File #811-09159.

(C) Mercury Asset Management International Ltd.

Appendix--Class B Shares

MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
--------------------------------------------------------------------------------

APPENDIX


This Appendix constitutes a part of the Prospectus for Class B shares of Mercury V.I. U.S. Large Cap Fund. For simplicity, this Appendix uses the term "Fund" to refer to Mercury V.I. U.S. Large Cap Fund and any future series of Mercury Asset Management V.I. Funds.

TABLE OF CONTENTS


                                                              PAGE

[ACCOUNT CHOICES ICON] ACCOUNT CHOICES
------------------------------------------------------------------
Fund Shares.................................................   A-2
How to Buy and Sell Shares..................................   A-2

[TO LEARN MORE ICON] TO LEARN MORE
------------------------------------------------------------------
Shareholder Reports.....................................Back Cover
Statement of Additional Information.....................Back Cover






MERCURY ASSET MANAGEMENT V.I. FUNDS

[ACCOUNT CHOICES ICON] Account Choices


FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class B shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.


Class B shares of a Fund pay distribution fees of 0.15% each year under a distribution plan that the Fund has adopted under Rule 12b-1. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment. Class B shareholders have no other option. The money from the distribution fees is used to cover the costs of the sale and distribution of the Fund's Class B shares.


Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.


The Fund's Investment Adviser has agreed to cap the annual operating expenses of the Mercury V.I. U.S. Large Cap Fund to 1.40% of the average net assets of the Fund's Class B shares. This expense cap will be in place through April 2001.


HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------


The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this Prospectus refers to Fund shareholders, it is referring to the participating insurance companies.



More than one participating insurance company may invest in each Fund to support either variable life insurance or variable annuity contracts, or both. It is possible that a difference may arise among the interests of the holders of different types of contracts--for example, if different tax laws apply, or if applicable state insurance law or contract owner instructions prevent a participating insurance company from continuing to invest in a Fund following a change in the Fund's investment policies. The Fund and the participating insurance companies will attempt to monitor events to prevent such differences from arising. If a conflict between participating insurance companies occurs, however, the Fund may be required to take actions that are adverse to the interests of a particular participating insurance company and its contract owners.


Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

A-2                                          MERCURY ASSET MANAGEMENT V.I. FUNDS

[ACCOUNT CHOICES ICON] Account Choices


NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.





HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


Shares are sold and redeemed at their NET ASSET VALUE. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.


DIVIDENDS AND TAXES

--------------------------------------------------------------------------------


A Fund will distribute at least annually any net investment income and any net realized long or short-term capital gains. A Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. DIVIDENDS from a Fund are reinvested automatically in shares of that Fund at net asset value.



Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to Federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.



For information regarding the Federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.


MERCURY ASSET MANAGEMENT V.I. FUNDS                                          A-3

[THE MANAGEMENT TEAM ICON] The Management Team

A NOTE ABOUT YEAR 2000


As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). It is still possible that some computer systems could malfunction in the future because of the Year 2000 Problem or as a result of actions taken to address the Year 2000 Problem. Fund management does not anticipate that its services or those of other Fund service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, each Fund and its investments could be negatively affected.


The Year 2000 Problem may also adversely affect the participating insurance companies and the contracts that they offer. For more information, see the separate contract prospectus.

A-4                                     MERCURY ASSET MANAGEMENT V.I. FUNDS

[TO LEARN MORE ICON] To Learn More


SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Each Fund's Statement of Additional Information contains further information about that Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus). You may request a free copy by writing or calling the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-888-763-2260.


Each Fund's shares are sold to insurance company separate accounts to support variable annuity and/or variable life insurance contracts. For copies of each Fund's shareholder reports or Statement of Additional Information, contract owners may also contact the insurance company that issued their contract.

You may contact the Fund at 1-888-763-2260 if you have any questions.


Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act File #811-09159.
(C) Mercury Asset Management International Ltd.

                      STATEMENT OF ADDITIONAL INFORMATION

                        MERCURY V.I. U.S. LARGE CAP FUND
                  of Mercury Asset Management V.I. Funds, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                            Phone No. (888) 763-2260
                            ------------------------

     Mercury V.I. U.S. Large Cap Fund (the "Mercury V.I. U.S. Large Cap Fund" or a "Fund") is a series of Mercury Asset Management V.I. Funds, Inc. (the "Corporation" or "Mercury"). The Mercury V.I. U.S. Large Cap Fund is an open-end diversified management investment company (commonly known as a mutual fund). The investment objective of the Mercury V.I. U.S. Large Cap Fund is long-term capital growth. The Mercury V.I. U.S. Large Cap Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Mercury V.I. U.S. Large Cap Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. There can be no assurance that the investment objective of the Mercury V.I. U.S. Large Cap Fund will be realized.


     The Mercury V.I. U.S. Large Cap Fund does not offer its shares to the general public. Shares are sold only to separate accounts established by participating insurance companies (the "Participating Insurance Companies") to fund benefits under variable annuity and/or variable life insurance contracts (the "Contracts"). Certain Participating Insurance Companies may be affiliates of Mercury Asset Management International Ltd. ("Mercury International" or the "Investment Adviser"). The rights of Participating Insurance Companies as shareholders of the Mercury V.I. U.S. Large Cap Fund should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has an interest solely in the Contract and not in the shares of the Mercury V.I. U.S. Large Cap Fund. The relevant Contract is described in the prospectus of the Participating Insurance Company that issues the Contract. The prospectus of the Participating Insurance Company that issues the Contract describes the various fees and charges in connection with the separate account and the Contract, and the benefits provided by the Contract. That prospectus also describes the relationship between the Contract and increases or decreases in the net asset value of shares of the Mercury V.I. U.S. Large Cap Fund and any distributions on such shares. The Participating Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as consistent with the respective Contracts. The Mercury V.I. U.S. Large Cap Fund's distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.
                            ------------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Mercury V.I. U.S. Large Cap Fund, dated March 31, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission"), and can be obtained, without charge, by calling the Mercury V.I. U.S. Large Cap Fund at 1-888-763-2260 or writing to the Fund at the address listed above. The Prospectus may also be obtained from the Participating Insurance Company that issued your Contract. For information on obtaining the Prospectus from the Participating Insurance Company that issued your Contract, see the separate prospectus describing the Contract. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. on any business day.


       MERCURY ASSET MANAGEMENT INTERNATIONAL LTD. -- INVESTMENT ADVISER
                    MERCURY FUNDS DISTRIBUTOR -- DISTRIBUTOR
                            ------------------------

    The date of this Statement of Additional Information is March 31, 2000.

                               TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
Investment Objectives and Policies..........................          2
  Insurance Law Restrictions................................         14
  Other Considerations......................................         15
  Investment Restrictions...................................         15
  Portfolio Turnover........................................         17
General Information Relating to the Mercury V.I. U.S. Large
  Cap Fund..................................................         17
  Description of Shares.....................................         17
Appendix....................................................        A-1
Management of the Funds.....................................        A-2
  Directors and Officers....................................        A-2
  Compensation of Directors.................................        A-3
  Management and Advisory Arrangements......................        A-3
  Code of Ethics............................................        A-5
Purchase of Shares..........................................        A-5
  Distribution Agreements...................................        A-6
  Distribution Plans........................................        A-6
Redemption of Shares........................................        A-7
Portfolio Transactions and Brokerage........................        A-7
Pricing of Shares...........................................        A-9
  Determination of Net Asset Value..........................        A-9
Dividends and Taxes.........................................       A-10
  Dividends.................................................       A-10
  Taxes.....................................................       A-10
Performance Data............................................       A-11
General Information.........................................       A-13
  Independent Auditors......................................       A-13
  Custodian.................................................       A-13
  Transfer Agent............................................       A-13
  Legal Counsel.............................................       A-13
  Reports to Shareholders...................................       A-13
  Additional Information....................................       A-13
Financial Statements........................................       A-14
Annex A.....................................................  Annex A-1


(C) Mercury Asset Management International Ltd.

                       INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of the Mercury V.I. U.S. Large Cap Fund is long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval. The Mercury V.I. U.S. Large Cap Fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Mercury V.I. U.S. Large Cap Fund may also invest up to 10% of its assets in equity securities of companies of any market capitalization located in Canada. Reference is made to "How the Mercury V.I. U.S. Large Cap Fund Invests" and "About the
Details -- Investment Risks" in the Prospectus for a discussion of the investment objective and policies of, and the risks associated with, an investment in the Mercury V.I. U.S. Large Cap Fund. There can be no guarantee that the Mercury V.I. U.S. Large Cap Fund's investment objective will be realized.


     The Mercury V.I. U.S. Large Cap Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Mercury V.I. U.S. Large Cap Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Mercury V.I. U.S. Large Cap Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Mercury V.I. U.S. Large Cap Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Mercury V.I. U.S. Large Cap Fund's expenses would increase rather than decrease if it converts to this structure. The Directors of the Mercury V.I. U.S. Large Cap Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Mercury V.I. U.S. Large Cap Fund to do so.


     For purposes of the Mercury V.I. U.S. Large Cap Fund's investment policies, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Mercury V.I. U.S. Large Cap Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Mercury V.I. U.S. Large Cap Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.


     While it is the policy of the Mercury V.I. U.S. Large Cap Fund generally not to engage in trading for short-term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

     The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on non-U.S. investments by U.S. investors such as the Mercury V.I. U.S. Large Cap Fund. If such restrictions should be reinstituted, it might become necessary for the Mercury V.I. U.S. Large Cap Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Mercury V.I. U.S. Large Cap Fund would review its investment objective or fundamental policies to determine whether changes are appropriate. Any changes in the investment objective or fundamental policies set forth under "Investment Restrictions" below would require the approval of the holders of a majority of the Mercury V.I. U.S. Large Cap Fund's outstanding voting securities.

     The Mercury V.I. U.S. Large Cap Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Under present conditions, the Investment Adviser does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

     The Mercury V.I. U.S. Large Cap Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted (as more fully described in the Prospectus and below). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Mercury V.I. U.S. Large Cap Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.


     The Mercury V.I. U.S. Large Cap Fund's investment objective and policies are described in "About the Details -- How the Mercury V.I. U.S. Large Cap Fund Invests" in the Prospectus. Certain types of securities in which the Mercury V.I. U.S. Large Cap Fund may invest and certain investment practices that the Fund may employ are discussed more fully below.



     Investing in Canada. While the Mercury V.I. U.S. Large Cap Fund will invest at least 65% of its total assets in large cap companies located in the United States, it may invest up to 10% of its assets in Canada. Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. The country's economy relies strongly on the production and processing of natural resources and foreign trade. The Canadian government has attempted to reduce restrictions against foreign investment, and its recent trade agreements with the United States and Mexico are expected to increase trade; however, these reforms could be reversed. Demand by many citizens in the Province of Quebec for secession from Canada may significantly impact the Canadian economy.


     Foreign Security Risks. The Mercury V.I. U.S. Large Cap Fund defines companies located in the U.S. or Canada broadly. As a result, the Mercury V.I. U.S. Large Cap Fund's investments may include companies organized, traded or having substantial operations outside the U.S. or Canada. This may expose the Mercury V.I. U.S. Large Cap Fund to risks associated with foreign investments. Foreign investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Mercury V.I. U.S. Large Cap Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain investments may be subject to non-U.S. withholding taxes.


     Debt Securities. The Mercury V.I. U.S. Large Cap Fund may hold convertible and non-convertible debt securities, and preferred securities. The Mercury V.I. U.S. Large Cap Fund has established no rating criteria for the debt securities in which it may invest and such securities may not be rated at all for creditworthiness. In purchasing such securities, the Mercury V.I. U.S. Large Cap Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     Junk Bonds. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Mercury V.I. U.S. Large Cap Fund. The major risks in junk bond investments include the following:



     Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.



     The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.



     Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.



     Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Mercury V.I. U.S. Large Cap Fund before it matures. If an issuer redeems the junk bonds, the Mercury V.I. U.S. Large Cap Fund may have to invest the proceeds in bonds with lower yields and may lose income.



     Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.



     Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Mercury V.I. U.S. Large Cap Fund's portfolio securities than in the case of securities trading in a more liquid market.



     The Mercury V.I. U.S. Large Cap Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.


     Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.


     The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.



     In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.



     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Mercury V.I. U.S. Large Cap Fund are denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

     Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.


     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.


     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Mercury V.I. U.S. Large Cap Fund is called for redemption, the Mercury V.I. U.S. Large Cap Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.



     Borrowing and Leverage. The Mercury V.I. U.S. Large Cap Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. The Mercury V.I. U.S. Large Cap Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions.



     The use of leverage by the Mercury V.I. U.S. Large Cap Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Mercury V.I. U.S. Large Cap Fund shares and in the yield on the Mercury V.I. U.S. Large Cap Fund's portfolio. Although the principal of such borrowings will be fixed, the Mercury V.I. U.S. Large Cap Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Mercury V.I. U.S. Large Cap Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Mercury V.I. U.S. Large Cap Fund will have to pay on the borrowings, the Mercury V.I. U.S. Large Cap Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Mercury V.I. U.S. Large Cap Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Mercury V.I. U.S. Large Cap Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.



     Certain types of borrowings by the Mercury V.I. U.S. Large Cap Fund may result in the Mercury V.I. U.S. Large Cap Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Mercury V.I. U.S. Large Cap Fund's portfolio in accordance with the Mercury V.I. U.S. Large Cap Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Mercury V.I. U.S. Large Cap Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.



     The Mercury V.I. U.S. Large Cap Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.



     Illiquid or Restricted Securities. The Mercury V.I. U.S. Large Cap Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Mercury V.I. U.S. Large Cap Fund's assets in illiquid securities may restrict the ability of the Mercury V.I. U.S. Large Cap Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Mercury V.I. U.S. Large Cap Fund's operations require cash, such as when the Mercury V.I. U.S. Large Cap Fund redeems shares or pays dividends, and could result in the Mercury V.I. U.S. Large Cap Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.



     The Mercury V.I. U.S. Large Cap Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Mercury V.I. U.S. Large Cap Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Mercury V.I. U.S. Large Cap Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Mercury V.I. U.S. Large Cap Fund may be required to bear the expenses of registration. Certain of the Mercury V.I. U.S. Large Cap Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Mercury V.I. U.S. Large Cap Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.



     144A Securities. The Mercury V.I. U.S. Large Cap Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either freely tradeable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Mercury V.I. U.S. Large Cap Fund's Board. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Directors will carefully monitor the Mercury V.I. U.S. Large Cap Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Mercury V.I. U.S. Large Cap Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.



     Sovereign Debt. The Mercury V.I. U.S. Large Cap Fund may invest more than 5% of its assets in debt obligations ("sovereign debt") issued or guaranteed by non-U.S. governments or their agencies and instrumentalities ("governmental entities"). Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole.



     Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by the issuer, the Mercury V.I. U.S. Large Cap Fund may have few or no effective legal remedies for collecting on such debt.



     Securities Lending. The Mercury V.I. U.S. Large Cap Fund may lend securities with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions. In return, the Mercury V.I. U.S. Large Cap Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of such a loan, the Mercury V.I. U.S. Large Cap Fund typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Mercury V.I. U.S. Large Cap Fund may receive a flat fee for its loans. Such loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Mercury V.I. U.S. Large Cap Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Mercury V.I. U.S. Large Cap Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.



     Repurchase Agreements. The Mercury V.I. U.S. Large Cap Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Mercury V.I. U.S. Large Cap Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Mercury V.I. U.S. Large Cap Fund's return may be affected by currency fluctuations. The Mercury V.I. U.S. Large Cap Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Mercury V.I. U.S. Large Cap Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Mercury V.I. U.S. Large Cap Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Mercury V.I. U.S. Large Cap Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Mercury V.I. U.S. Large Cap Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Mercury V.I. U.S. Large Cap Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.


     Warrants. The Mercury V.I. U.S. Large Cap Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Mercury V.I. U.S. Large Cap Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

     When Issued Securities, Delayed Delivery Securities and Forward Commitments. The Mercury V.I. U.S. Large Cap Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Mercury V.I. U.S. Large Cap Fund may also purchase or sell securities on a delayed delivery basis. The Mercury V.I. U.S. Large Cap Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Mercury V.I. U.S. Large Cap Fund at an established price with payment and delivery taking place in the future. The Mercury V.I. U.S. Large Cap Fund enters into these transactions to obtain what is considered an advantageous price to the Mercury V.I. U.S. Large Cap Fund at the time of entering into the transaction. The Mercury V.I. U.S. Large Cap Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Mercury V.I. U.S. Large Cap Fund purchases securities in these transactions, the Mercury V.I. U.S. Large Cap Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.



     There can be no assurance that a security purchased on a when issued basis will be issued, or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Mercury V.I. U.S. Large Cap Fund's purchase price. The Mercury V.I. U.S. Large Cap Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.



     Standby Commitment Agreements. The Mercury V.I. U.S. Large Cap Fund may enter into standby commitment agreements. These agreements commit the Mercury V.I. U.S. Large Cap Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Mercury V.I. U.S. Large Cap Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Mercury V.I. U.S. Large Cap Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Mercury V.I. U.S. Large Cap Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Mercury V.I. U.S. Large Cap Fund. The Mercury V.I. U.S. Large Cap Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Mercury V.I. U.S. Large Cap Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.


     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Mercury V.I. U.S. Large Cap Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Mercury V.I. U.S. Large Cap Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.


     Derivatives.



     The Mercury V.I. U.S. Large Cap Fund may use instruments referred to as Derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the Standard & Poor's 500 Index or the prime lending rate). Derivatives allow the Mercury V.I. U.S. Large Cap Fund to increase or decrease the level of risk to which the Mercury V.I. U.S. Large Cap Fund is exposed more quickly and efficiently than transactions in other types of instruments.

     Hedging. The Mercury V.I. U.S. Large Cap Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risk that other fund holdings may decrease in value. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Mercury V.I. U.S. Large Cap Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the Mercury V.I. U.S. Large Cap Fund, in which case any losses on the holdings being hedged may not be reduced.



     The Mercury V.I. U.S. Large Cap Fund may use Derivative instruments and trading strategies including the following:



     Indexed and Inverse Securities. The Mercury V.I. U.S. Large Cap Fund may invest in securities the potential return of which is based on an index. As an illustration, the Mercury V.I. U.S. Large Cap Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Mercury V.I. U.S. Large Cap Fund may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Mercury V.I. U.S. Large Cap Fund may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes to an index). For example, the Mercury V.I. U.S. Large Cap Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Mercury V.I. U.S. Large Cap Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve currency risk, leverage risk and liquidity risk. The Mercury V.I. U.S. Large Cap Fund may invest in indexed and inverse securities for hedging purposes only. When used for hedging purposes, indexed and inverse securities involve correlation risk.


Options on Securities and Securities Indices


     Purchasing Put Options. The Mercury V.I. U.S. Large Cap Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices which are correlated with securities held in its portfolio. When the Mercury V.I. U.S. Large Cap Fund purchases a put option, in consideration for an up front payment (the "option premium") that Fund acquires a right to sell to another party specified securities owned by the Mercury V.I. U.S. Large Cap Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Mercury V.I. U.S. Large Cap Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Mercury V.I. U.S. Large Cap Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.



     Purchasing Call Options. The Mercury V.I. U.S. Large Cap Fund may also purchase call options on securities it intends to purchase or securities or interest rate indices, which are correlated with the types of securities it intends to purchase. When the Mercury V.I. U.S. Large Cap Fund purchases a call option, in consideration for the option premium the Mercury V.I. U.S. Large Cap Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Mercury V.I. U.S. Large Cap Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Mercury V.I. U.S. Large Cap Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Mercury V.I. U.S. Large Cap Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Mercury V.I. U.S. Large Cap Fund determines not to purchase a security underlying a call option, however, the Mercury V.I. U.S. Large Cap Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.



     The Mercury V.I. U.S. Large Cap Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.



     Writing Call Options. The Mercury V.I. U.S. Large Cap Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When the Mercury V.I. U.S. Large Cap Fund writes a call option, in return for an option premium, the Mercury V.I. U.S. Large Cap Fund gives another party the right to buy specified securities owned by the Mercury V.I. U.S. Large Cap Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Mercury V.I. U.S. Large Cap Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Mercury V.I. U.S. Large Cap Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Mercury V.I. U.S. Large Cap Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.



     Writing Put Options. The Mercury V.I. U.S. Large Cap Fund may also write put options on securities or securities indices. When the Mercury V.I. U.S. Large Cap Fund writes a put option, in return for an option premium the Mercury V.I. U.S. Large Cap Fund gives another party the right to sell to the Mercury V.I. U.S. Large Cap Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Mercury V.I. U.S. Large Cap Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Mercury V.I. U.S. Large Cap Fund will profit by the amount of the option premium. By writing a put option, however, the Mercury V.I. U.S. Large Cap Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Mercury V.I. U.S. Large Cap Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Mercury V.I. U.S. Large Cap Fund for writing the put option. The Mercury V.I. U.S. Large Cap Fund will write a put option on a security or a securities index only if the Mercury V.I. U.S. Large Cap Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread"). Writing a put option may involve substantial leverage risk.



     The Mercury V.I. U.S. Large Cap Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.



     Other than with respect to closing transactions, the Mercury V.I. U.S. Large Cap Fund will write only call or put options that are "covered." A call or put option will be considered covered if the Mercury V.I. U.S. Large Cap Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will also be considered covered if the Mercury V.I. U.S. Large Cap Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.



     Types of Options. The Mercury V.I. U.S. Large Cap Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.


Futures


     The Mercury V.I. U.S. Large Cap Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Mercury V.I. U.S. Large Cap Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Mercury V.I. U.S. Large Cap Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.



     The sale of a futures contract limits the Mercury V.I. U.S. Large Cap Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Mercury V.I. U.S. Large Cap Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.



     The purchase of a futures contract may protect the Mercury V.I. U.S. Large Cap Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Mercury V.I. U.S. Large Cap Fund was attempting to identify specific securities in which to invest in a market the Mercury V.I. U.S. Large Cap Fund believes to be attractive. In the event that such securities decline in value or the Mercury V.I. U.S. Large Cap Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Mercury V.I. U.S. Large Cap Fund may realize a loss relating to the futures position.



     The Mercury V.I. U.S. Large Cap Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Mercury V.I. U.S. Large Cap Fund will further limit transactions in futures and options on futures to the extent necessary to prevent that Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.


Swaps


     The Mercury V.I. U.S. Large Cap Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

     The Mercury V.I. U.S. Large Cap Fund will enter into an equity swap transaction only if, immediately following the time the Mercury V.I. U.S. Large Cap Fund enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Mercury V.I. U.S. Large Cap Fund is a party would not exceed 5% of the Mercury V.I. U.S. Large Cap Fund's net assets.



     Swap agreements entail the risk that a party will default on its payment obligations to the Mercury V.I. U.S. Large Cap Fund thereunder. The Mercury V.I. U.S. Large Cap Fund will seek to lessen the risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for OTC option counterparties. Swap agreements also bear the risk that the Mercury V.I. U.S. Large Cap Fund will not be able to meet its obligations to the counterparty. The Mercury V.I. U.S. Large Cap Fund, however, will deposit in a segregated account with its custodian, liquid securities or cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Mercury V.I. U.S. Large Cap Fund initially to make an equivalent direct investment, plus or minus any amount the Mercury V.I. U.S. Large Cap Fund is obligated to pay or is to receive under the swap agreement.


Foreign Exchange Transactions


     The Mercury V.I. U.S. Large Cap Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.



     Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Mercury V.I. U.S. Large Cap Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Mercury V.I. U.S. Large Cap Fund may enter into a forward foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction at a future date or selling a currency in which the Mercury V.I. U.S. Large Cap Fund has received or anticipates receiving a dividend or distribution. The Mercury V.I. U.S. Large Cap Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of that Fund is denominated or by purchasing a currency in which the Mercury V.I. U.S. Large Cap Fund anticipates acquiring a portfolio position in the near future. The Mercury V.I. U.S. Large Cap Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.



     Currency Futures. The Mercury V.I. U.S. Large Cap Fund may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.



     Currency Options. The Mercury V.I. U.S. Large Cap Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Mercury V.I. U.S. Large Cap Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

     Limitations on Currency Hedging. The Mercury V.I. U.S. Large Cap Fund will not speculate in Currency Instruments. Accordingly, the Mercury V.I. U.S. Large Cap Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Mercury V.I. U.S. Large Cap Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Mercury V.I. U.S. Large Cap Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.



     Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While the Mercury V.I. U.S. Large Cap Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Mercury V.I. U.S. Large Cap Fund's shares, the net asset value of the Mercury V.I. U.S. Large Cap Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Mercury V.I. U.S. Large Cap Fund's hedging strategies will be ineffective. To the extent that the Mercury V.I. U.S. Large Cap Fund hedges against anticipated currency movements which do not occur, the Mercury V.I. U.S. Large Cap Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, the Mercury V.I. U.S. Large Cap Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.



     It may not be possible for the Mercury V.I. U.S. Large Cap Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Mercury V.I. U.S. Large Cap Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging.



Risk Factors in Derivatives



     Derivatives are volatile and involve significant risks, including:



     - Credit risk -- the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to the Mercury V.I. U.S. Large Cap Fund.



     - Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.



     - Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



     - Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



     Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivatives moves more or less than the value of the hedged instruments, the Mercury V.I. U.S. Large Cap Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.



     The Mercury V.I. U.S. Large Cap Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Mercury V.I. U.S. Large Cap Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.



     Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Mercury V.I. U.S. Large Cap Fund to potential losses, which exceed the amount originally invested by the Mercury V.I. U.S. Large Cap Fund. When the Mercury V.I. U.S. Large Cap Fund engages in such a transaction, the Mercury V.I. U.S. Large Cap Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Mercury V.I. U.S. Large Cap Fund's exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Mercury V.I. U.S. Large Cap Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Mercury V.I. U.S. Large Cap Fund's exposure to loss.



Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives



     Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Mercury V.I. U.S. Large Cap Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Mercury V.I. U.S. Large Cap Fund to ascertain a market value for such instruments. The Mercury V.I. U.S. Large Cap Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Mercury V.I. U.S. Large Cap Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.



     Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Mercury V.I. U.S. Large Cap Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Mercury V.I. U.S. Large Cap Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Mercury V.I. U.S. Large Cap Fund will attempt to minimize the risk that a counterparty, will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Mercury V.I. U.S. Large Cap Fund with a third-party guaranty or other credit enhancement.



Additional Limitations on the Use of Derivatives



     The Mercury V.I. U.S. Large Cap Fund may not use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.



     Other Special Considerations. The Mercury V.I. U.S. Large Cap Fund may invest, without limit, in short-term investments, high quality bonds or derivatives, to reduce exposure to equity securities when the Mercury V.I. U.S. Large Cap Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Mercury V.I. U.S. Large Cap Fund and may reduce the level of current income.


INSURANCE LAW RESTRICTIONS

     In order for shares of the Mercury V.I. U.S. Large Cap Fund to remain eligible investments for the separate accounts of Participating Insurance Companies, it may be necessary, from time to time, for the Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

     The New York insurance law requires that investments of the Mercury V.I. U.S. Large Cap Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of the Mercury V.I. U.S. Large Cap Fund.

OTHER CONSIDERATIONS

     The Investment Adviser will use its best efforts to assure that the Mercury V.I. U.S. Large Cap Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of the Mercury V.I. U.S. Large Cap Fund to achieve its investment objective.

INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of the Mercury V.I. U.S. Large Cap Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Mercury V.I. U.S. Large Cap Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended, (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Mercury V.I. U.S. Large Cap Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Mercury V.I. U.S. Large Cap Fund may not:

          1. Make any investment inconsistent with the Mercury V.I. U.S. Large Cap Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by the Mercury V.I. U.S. Large Cap Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Mercury V.I. U.S. Large Cap Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Mercury V.I. U.S. Large Cap Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Mercury V.I. U.S. Large Cap Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) the Mercury V.I. U.S. Large Cap Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Mercury V.I. U.S. Large Cap Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Mercury V.I. U.S. Large Cap Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Mercury V.I. U.S. Large Cap Fund may purchase securities on margin to the extent permitted by applicable law. The Mercury V.I. U.S. Large Cap Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Mercury V.I. U.S. Large Cap Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Mercury V.I. U.S. Large Cap Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent that the Mercury V.I. U.S. Large Cap Fund may do so in accordance with applicable law and the Mercury V.I. U.S. Large Cap Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Mercury V.I. U.S. Large Cap Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Mercury V.I. U.S. Large Cap Fund may not:

          (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Mercury V.I. U.S. Large Cap Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Mercury V.I. U.S. Large Cap Fund's shares are owned by another investment company that is part of the same group of investment companies as the Mercury V.I. U.S. Large Cap Fund.

          (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Mercury V.I. U.S. Large Cap Fund currently does not intend to engage in short sales, except short sales "against the box."


          (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors of the Corporation are not subject to the limitations set forth in this investment restriction.


     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.


     The staff of the Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation has adopted an investment policy pursuant to which the Mercury V.I. U.S. Large Cap Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Mercury V.I. U.S. Large Cap Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Mercury V.I. U.S. Large Cap Fund's existing OTC options on futures contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Mercury V.I. U.S. Large Cap Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Mercury V.I. U.S. Large Cap Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Mercury V.I. U.S. Large Cap Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Mercury V.I. U.S. Large Cap Fund and may be amended by the Directors without the approval of the shareholders. However, the Directors will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     Portfolio securities of the Mercury V.I. U.S. Large Cap Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser and Fund Asset Management, L.P. ("FAM"), the Mercury V.I. U.S. Large Cap Fund is prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage" in the Appendix to this Statement of Additional Information. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Mercury V.I. U.S. Large Cap Fund may purchase from an underwriting syndicate of which Merrill Lynch is a member.


PORTFOLIO TURNOVER



     The portfolio turnover rate is calculated by dividing the lesser of the Mercury V.I. U.S. Large Cap Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. Although the Fund anticipates that its annual portfolio turnover rates should not exceed 100%, the turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover results in correspondingly higher brokerage commission expenses.


      GENERAL INFORMATION RELATING TO THE MERCURY V.I. U.S. LARGE CAP FUND

DESCRIPTION OF SHARES

     The Corporation is a Maryland corporation incorporated on December 7, 1998. It has authorized capital of 800,000,000 shares of Common Stock, par value $.0001, divided into 200,000,000 shares of each of Class A and Class B shares for each of its series.


     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors of the Corporation (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that Class B shareholders, whose shares bear distribution expenses as provided below, shall have exclusive voting rights with respect to matters relating to such distribution expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.



     There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Corporation or the Mercury V.I. U.S. Large Cap Fund.

                   MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.

                                    APPENDIX

     This Appendix constitutes a part of the Statement of Additional Information for the Class A and Class B shares of Mercury V.I. U.S. Large Cap Fund. This Appendix uses the term "Fund" to refer to Mercury V.I. U.S. Large Cap Fund and any future series of Mercury Asset Management V.I. Funds.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Management of the Funds.....................................        A-2
  Directors and Officers....................................        A-2
  Compensation of Directors.................................        A-3
  Management and Advisory Arrangements......................        A-3
  Code of Ethics............................................        A-5
Purchase of Shares..........................................        A-5
  Distribution Agreements...................................        A-6
  Distribution Plans........................................        A-6
Redemption of Shares........................................        A-7
Portfolio Transactions and Brokerage........................        A-7
Pricing of Shares...........................................        A-9
  Determination of Net Asset Value..........................        A-9
Dividends and Taxes.........................................       A-10
  Dividends.................................................       A-10
  Taxes.....................................................       A-10
Performance Data............................................       A-11
General Information.........................................       A-13
  Independent Auditors......................................       A-13
  Custodian.................................................       A-13
  Transfer Agent............................................       A-13
  Legal Counsel.............................................       A-13
  Reports to Shareholders...................................       A-13
  Additional Information....................................       A-13
Annex A.....................................................  Annex A-1

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The Directors of the Corporation consist of six individuals, four of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.


     JEFFREY M. PEEK (53) -- Director and President(1)(2) -- President of Merrill Lynch Asset Management L.P. ("MLAM") and FAM since 1997; President and Director of Princeton Services, Inc. ("Princeton Services") since 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; Director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.



     TERRY K. GLENN (59) -- Director and Executive Vice
President(1)(2) -- Executive Vice President of MLAM and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.



     DAVID O. BEIM (59) -- Director (2)(3) -- 410 Uris Hall, Columbia University, New York, New York 10027. Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.



     JAMES T. FLYNN (60) -- Director(2)(3) -- 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.



     W. CARL KESTER (48) -- Director(2)(3) -- Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. Industrial Bank of Japan Professor of Finance, Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James
R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.



     KAREN P. ROBARDS (49) -- Director (2)(3) -- Robards & Company, 173 Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of Cine Muse Inc. since 1996; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.



     PETER JOHN GIBBS (42) -- Senior Vice President(1)(2) -- 33 King William Street, London, EC4R 9AS, England. Chairman and Chief Executive Officer of Mercury International since 1998; Director of Mercury Asset Management Ltd. since 1993; Director of Mercury Asset Management International Channel Islands Ltd. since 1997.



     DONALD C. BURKE (39) -- Treasurer and Vice President (1)(2) -- Senior Vice President and Treasurer of MLAM and FAM since 1999; Senior Vice President and Treasurer of Princeton Services, Inc. since 1999; Vice President of Princeton Funds Distributor, Inc. since 1999; First Vice President of MLAM and FAM from 1997 to 1999; Director of Taxation of MLAM since 1990; Vice President of MLAM and FAM from 1990 to 1997.

     ALLAN J. OSTER (36) -- Secretary (1)(2) -- Vice President (Legal Advisory) of MLAM since 2000; Consultant (Legal Advisory) of MLAM since 1999; Associate of Drinker Biddle & Reath LLP from 1996 to 1999; Senior Counsel of U.S. Securities and Exchange Commission from 1991 to 1996.

---------------
(1) Interested person, as defined in the Investment Company Act, of each Fund.

(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser, or the Funds' sub-adviser, FAM, or their affiliates, acts as investment adviser.


(3) Member of the Corporation's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of Directors not affiliated with the Investment Adviser or FAM or with an affiliate of the Investment Adviser or FAM (each a "non-interested Director").



     As of March 1, 2000, the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of any Fund.


COMPENSATION OF DIRECTORS


     The Corporation pays each non-interested Director, for service to the Funds, a fee of $3,000 per year plus $500 per Board meeting attended. The Corporation also compensates each member of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-interested Directors, at a rate of $1,000 per year. The Corporation reimburses each non-interested Director for his out-of-pocket expenses relating to attendance at Board and Committee meetings.



     The following table sets forth the aggregate compensation the Corporation expects to pay to the non-interested Directors for their first full fiscal year and the aggregate compensation paid by all investment companies advised by Mercury International, FAM, or their affiliates ("Mercury and Affiliates-Advised Funds") to the non-interested Directors for the calendar year ended December 31, 1999.



                                                                                    TOTAL COMPENSATION FROM
                                                                                           FUNDS AND
                                                            PENSION OR RETIREMENT         MERCURY AND
                                                             BENEFITS ACCRUED AS      AFFILIATES-ADVISED
                                   AGGREGATE COMPENSATION      PART OF FUNDS'            FUNDS PAID TO
        NAME OF DIRECTOR                 FROM FUNDS               EXPENSES               DIRECTORS(1)
        ----------------           ----------------------   ---------------------   -----------------------
David O. Beim....................          $6,000                   None                    $35,667
James T. Flynn...................          $6,000                   None                    $67,500
W. Carl Kester...................          $6,000                   None                    $67,167
Karen P. Robards.................          $6,000                   None                    $35,667


---------------

(1) In addition to the Corporation, the Directors served on other Mercury and Affiliates-Advised Funds as follows: Mr. Beim (2 registered investment companies consisting of 12 portfolios); Mr. Flynn (4 registered investment companies consisting of 18 portfolios); Mr. Kester (4 registered investment companies consisting of 18 portfolios); and Ms. Robards (2 registered investment companies consisting of 12 portfolios).


MANAGEMENT AND ADVISORY ARRANGEMENTS


     The Corporation on behalf of each Fund has entered into an investment advisory agreement with Mercury International as Investment Adviser (each, an "Investment Advisory Agreement"). As discussed in "The Management Team" in the Prospectus, the Investment Adviser receives for its services to the Mercury V.I. U.S. Large Cap Fund monthly compensation at the annual rate of 0.65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund. The Investment Adviser has agreed to limit the annual operating expenses of the Mercury V.I. U.S. Large Cap Fund to 1.25% and 1.40% of the Mercury V.I. U.S. Large Cap Fund's average net assets with respect to the Class A shares and Class B shares, respectively. These expense limits will be in place through April 2001. For the period April 30, 1999 (commencement of operations) to December 31, 1999, the Mercury V.I. U.S. Large Cap Fund paid the Investment Adviser a fee of $50,626, all of which was waived.



     Each Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all Officers and Directors who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of each Fund and the Corporation (except to the extent paid by Participating Insurance Companies), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or any Fund. Accounting services are provided to the Corporation by the Investment Adviser or an affiliate of the Investment Adviser, and the Corporation reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services. The Participating Insurance Companies will pay certain of the expenses of a Fund incurred in connection with the continuous offering of its shares. Certain expenses will be financed by a Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans."


     Securities held by a Fund of the Corporation may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Mercury International is located at 33 King William Street, London EC4R 9AS, England. Mercury International's intermediate parent company is Mercury Asset Management Group Ltd., a London-based holding company of a group engaged in the provision of investment management and advisory services globally. The ultimate parent of Mercury Asset Management Group Ltd. is ML & Co., a financial services holding company. ML & Co. is a "controlling person" of Mercury International as defined under the Investment Company Act because of its power to exercise a controlling influence over its management or policies.


     The Corporation has entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with FAM with respect to each Fund, pursuant to which FAM provides investment advisory services with respect to all or a portion of each Fund's daily cash assets. The Corporation has agreed to use its reasonable best efforts to cause the Investment Adviser to pay to FAM a fee in an amount to be determined from time to time by the Investment Adviser and FAM but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Corporation and the Funds pursuant to the Investment Advisory Agreements. For the period April 30, 1999 (commencement of operations) to December 31, 1999, the Investment Adviser paid no fees to FAM pursuant to the Sub-Advisory Agreement.


     The Investment Adviser has entered into administrative services agreements with certain Participating Insurance Companies, including Participating Insurance Companies that may be affiliates of the Investment Adviser, pursuant to which the Investment Adviser compensates such Participating Insurance Companies for administrative responsibilities relating to the Corporation which are performed by such Participating Insurance Companies.


     FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM, an affiliate of Mercury International, is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.



     Duration and Termination. Unless earlier terminated as described below, each Investment Advisory Agreement and Sub-Advisory Agreement will each continue in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Directors of the Corporation or by a majority of the outstanding shares of a Fund and (b) by a majority of the Directors of the Corporation who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. The Investment Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, or by the Investment Adviser without penalty on 60 days' written notice to the other party.



     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $5,000 annually and an amount equal to 0.05% annually of the average daily net asset value of the assets of a Fund held by separate accounts of Participating Insurance Companies that are not affiliates of Merrill Lynch & Co. Payment of this fee is remitted to the Transfer Agent on a monthly basis. The Transfer Agent is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent.


CODE OF ETHICS


     The Board of Directors of the Corporation, the Investment Adviser, FAM and Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor") have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser, FAM and the Distributor and, as described below, impose additional, more onerous, restrictions on fund investment personnel. Among other substantive restrictions, the Codes contain reporting and preclearance requirements for employees of the Investment Adviser, FAM and the Distributor and provide for trading "blackout periods" that prohibit trading by decision making access persons (those who recommend or determine which securities transactions the Corporation undertakes) of the Corporation within periods of trading by the Corporation in the same (or equivalent) security.


                               PURCHASE OF SHARES


     Reference is made to "Account Choices -- Fund Shares" in the Appendix to the Prospectus.



     Each Fund offers two classes of shares: Class A and Class B. The Participating Insurance Company decides which share class will support a Contract. Each Class A and Class B share of a Fund represents an identical interest in the investment portfolio of that Fund, and has the same rights, except that Class B shares bear the expenses of the ongoing distribution fees and Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the distribution fees are paid.



     The Funds do not offer their shares to the general public. Only separate accounts established by Participating Insurance Companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two Participating Insurance Companies. Participating Insurance Companies issue Contracts and use Fund shares to support these Contracts. When this Statement of Additional Information refers to Fund shareholders, it is referring to the Participating Insurance Companies.

     Contract owners have certain rights under their Contract, but do not have any direct interest in Fund shares. A separate prospectus describes the Contract and its additional fees and charges. It also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a Contract.


     The Distributor, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for each Fund.


DISTRIBUTION AGREEMENTS

     The Corporation has entered into distribution agreements (each, a "Distribution Agreement") with the Distributor with respect to the sale of the Corporation's shares to the Distributor for resale to Participating Insurance Companies' separate accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is an affiliate of the Investment Adviser.


     Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.



     The Corporation may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Corporation.


DISTRIBUTION PLANS

     Reference is made to "Account Choices -- Fund Shares" in the Appendix to the Prospectus for certain information with respect to the distribution plan for Class B shares pursuant to Rule 12b-1, under the Investment Company Act, of a Fund (each a "Distribution Plan") with respect to the distribution fees paid by each Fund with respect to such class.

     Each Distribution Plan permits the Corporation to pay to each Participating Insurance Company that enters into an agreement with the Corporation to provide distribution related services to Contract owners, a distribution fee relating to the Class B shares accrued daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Class B shares of each Fund held by such Participating Insurance Company. Such services include, but are not limited to,
(a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Corporation advertisements, sales literature and other promotional materials describing and/or relating to the Corporation and including materials intended for use within the Participating Insurance Company or for broker-dealer only use or retail use, (c) holding seminars and sales meetings designed to promote the distribution of the Class B shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Corporation and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Corporation and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contract owners to the Corporation, (g) providing personal services and/or maintenance of the accounts of the Contract owners with respect to Class B shares of the Funds attributable to such accounts, and (h) financing any other activity that the Corporation's Board of Directors determines is primarily intended to result in the sale of Class B shares.


     A Fund has no obligation with respect to distribution related expenses incurred by the Distributor or Participating Insurance Companies in connection with the Class B shares, and there is no assurance that the Board of Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of each Fund's Class B shares separately.

     In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and its Class B shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of the Board Directors of the Corporation who are not "interested persons" of such Fund, as defined in the Investment Company Act (the "Independent Directors") shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the applicable Fund and its Class B shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding Class B shares of the applicable Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related Class B shareholders, and all material amendments are required to be approved by the vote of the Board Directors of the Corporation, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.



                              REDEMPTION OF SHARES



     The Corporation is required to redeem for cash all shares of a Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.



     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of that Fund.



     The value of shares at the time of redemption may be more or less than their cost, depending in part on the market value of securities held by a Fund at such time.



     The Mercury V.I. U.S. Large Cap Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Mercury V.I. U.S. Large Cap Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to policies established by the Board of Directors, the Investment Adviser is primarily responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage. The Corporation has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Corporation, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonable competitive commission rates, the Corporation does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Directors, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the

Corporation; however, whether or not a particular broker or dealer sells shares of a Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Corporation.



     Subject to obtaining the best net results, brokers who provide supplemental investment research services to the Investment Adviser may receive orders for transactions by the Corporation. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Corporation will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Corporation may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.



     The Corporation anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Corporation will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States.



     For the period April 30, 1999 to December 31, 1999, aggregate brokerage commissions paid by the Mercury V.I. U.S. Large Cap Fund were $21,430. There were no brokerage commissions paid to Merrill Lynch.



     The Corporation may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Corporation and persons who are affiliated with such affiliated persons are prohibited from dealing with the Corporation as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Corporation will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Corporation may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Corporation may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves a placement agent except pursuant to procedures adopted by the Board of Directors of the Corporation that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objectives and Policies -- Investment Restrictions."



     Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Corporation in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Corporation and annual statements as to aggregate compensation will be provided to the Corporation.

     The Board of Directors of the Corporation has considered the possibility of seeking to recapture for the benefit of the Corporation brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Corporation to the Investment Adviser. After considering all factors deemed relevant, the Board of Directors of the Corporation made a determination not to seek such recapture. The Directors of the Corporation will reconsider this matter from time to time.



     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Corporation or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply or securities being sold, there may be an adverse effect on price.



                               PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



     Reference is made to "Account Choices -- How Shares are Priced" in the Appendix to the Prospectus.



     The net asset value of the shares of all classes of a Fund is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Participating Insurance Companies, and the advisory fees payable by each Fund to the Investment Adviser, are accrued daily.


     Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions in securities traded on the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Fund writes an option, the amount of the premium received is recorded on the books of that Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Other investments, including financial futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.



     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund's net asset value.


                              DIVIDENDS AND TAXES

DIVIDENDS


     Reference is made to "Account Choices -- Dividends and Taxes" in the Appendix to the Prospectus.


     Each Fund intends to distribute all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to each Fund's shareholders annually. From time to time, a Fund may declare a special dividend at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year. Dividends and distributions of a Fund will be automatically reinvested in shares of that Fund at net asset value.

TAXES

     Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify for and elect the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, that Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income. To qualify for this treatment, each Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). If any Fund should fail to qualify as a RIC in any year, then that Fund would incur corporate federal income tax upon its taxable income for that year (with no deduction for distributions to shareholders), and its distributions will generally be taxable as ordinary dividend income to its shareholders, and each Participating Insurance Company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the variable life insurance and/or variable annuity contracts supported by that account would no longer be eligible for tax deferral.

     In addition to satisfying the diversification requirements applicable to RICs, each Fund intends to diversify its assets as required by section 817(h) of the Code and the regulations thereunder. These regulations place certain limitations both on the investments of the Fund and on the type of Fund shareholders. If a Fund fails to comply with these requirements, Contracts that invest in the Fund will not be entitled to the favorable treatment granted to annuity, endowment or life insurance contracts under the Code.


     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, that Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, the "PFIC income"), plus interest thereon, even if that Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in that Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Fund may make a "mark-to-market" election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). If the election is in effect at the end of the Fund's taxable year, that Fund will recognize the amount of gains, if any, with respect to PFIC stock. Such mark-to-market gain will be treated as ordinary income. Alternatively, a Fund may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, that Fund will be required to include in its income each year, its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to that Fund; those amounts would be subject to the distribution requirements applicable to that Fund described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.



     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of that Fund's assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

                            ------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     For information regarding the federal income tax treatment of a Contract and distributions to the separate accounts of the Participating Insurance Companies, see the separate prospectus for the Contracts.

                                PERFORMANCE DATA

     From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective Contract owners. Total return is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A and Class B shares in accordance with a formula specified by the Commission.


     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed on the Contracts by the Participating Insurance Companies, which, if included, would decrease total return.



     A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.


     On occasion, a Fund may compare its performance to various indices including, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe (if applicable) or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of that Fund and the index, such as standard deviation and beta. In addition, from time to time, a Fund may include the Fund's Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. A Fund may from time to time quote in advertisement or other materials other applicable measures of performance and may also make references to awards that may be given to the Investment Adviser. As with other performance data, performance comparisons should not be considered reflective of a Fund's relative performance for any future period.



     Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and the value of the Fund shares, when redeemed, may be worth more or less than their original cost.



     A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.



     Set forth below is total return information for Class A shares of the Mercury V.I. U.S. Large Cap Fund for the period indicated. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed on the contracts by the Participating Insurance Companies, which, if included, would decrease total return.



                                                                          CLASS A SHARES
                                                              --------------------------------------
                                                                EXPRESSED AS       REDEEMABLE VALUE
                                                                A PERCENTAGE       OF A HYPOTHETICAL
                                                                 BASED ON A        $1,000 INVESTMENT
                                                                HYPOTHETICAL         AT THE END OF
                           PERIOD                             $1,000 INVESTMENT       THE PERIOD
                           ------                             -----------------    -----------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
Inception (April 30, 1999) to December 31, 1999.............         32.75%            $1,209.40
                                                                       ANNUAL TOTAL RETURN
Inception (April 30, 1999) to December 31, 1999.............         20.94%            $1,209.40
                                                                      AGGREGATE TOTAL RETURN
Inception (April 30, 1999) to December 31, 1999.............         20.94%            $1,209.40

                              GENERAL INFORMATION

INDEPENDENT AUDITORS


     Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, have been selected as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


CUSTODIAN


     Brown Brothers Harriman & Co., (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, acts as the Custodian of each Fund's assets. Under its contract with the Funds, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments.


TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as each Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL


     Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is counsel for the Funds.


REPORTS TO SHAREHOLDERS

     Each Fund sends to its shareholders at least semi-annually reports showing that Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.
                            ------------------------

     To the knowledge of the Mercury V.I. U.S. Large Cap Fund, the following Participating Insurance Companies owned of record or beneficially 5% or more of a class of the Mercury V.I. U.S. Large Cap Fund's shares as of March 1, 2000:



                                                                 PERCENT OF
NAME/ADDRESS                                                      CLASS A
------------                                                     ----------
MLIG MLLIC Retirement Plus..................................          59%
  Attn Doak Foster
  310 W Capital Ave
  Little Rock AR 72201-3525
MLIGS Mercury...............................................          17%
  4804 Deer Lake Drive East
  4th Floor
  Jacksonville FL 32246
MLVLSC Prime Plan...........................................        10.8%
  Attn Doak Foster
  310 W Capital Ave
  Little Rock AR 72201-3525
MLVLSC Investor Life........................................         5.9%
  Attn Doak Foster
  310 W Capital Ave
  Little Rock AR 72201-3525



                              FINANCIAL STATEMENTS



     The Mercury V.I. U.S. Large Cap Fund's audited financial statements are incorporated into this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. on any business day.

                                    ANNEX A


                       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICES, INC.'S CORPORATE DEBT RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
     Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS


     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act").


     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific

                                    Annex A-1

note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           - Leading market positions in well-established industries

           - High rates of return on funds employed

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection

           - Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

           - Well established access to a range of financial markets and assured sources of alternate liquidity

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

     Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

                                    Annex A-2

     Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
     Uncertainty of position characterizes preferred stocks in this class.
b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS


     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.


     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection

                                    Annex A-3
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA  Debt rated AAA has the highest rating assigned by Standard &
     Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) or MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no

                                    Annex A-4
comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal
     Savings & Loan Insurance Corp. or the Federal Deposit
     Insurance Corp. and interest is adequately collateralized.
*    Continuance of the rating is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

     A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will

                                    Annex A-5
normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I.   Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issue.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors'
     rights.
AAA  This is the highest rating that may be assigned by Standard
     & Poor's to a preferred stock issue and indicates an
     extremely strong capacity to pay the preferred stock
     obligations.
AA   A preferred stock issue rated "AA" also qualifies as a
     high-quality fixed income security. The capacity to pay
     preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
A    An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more
     susceptible to the adverse effects of changes in
     circumstances and economic conditions.
BBB  An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse
     economic conditions or changing circumstances are more
     likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A"
     category.
BB,  Preferred stock rated "BB," "B," and "CCC" are regarded, on
B,   balance, as predominantly speculative with respect to the
CCC  issuer's capacity to pay preferred stock obligations. "BB"
     indicates the lowest degree of speculation and "CCC" the
     highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC   The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is
     currently paying.
C    A preferred stock rated "C" is a non-paying issue.
D    A preferred stock rated "D" is a non-paying issue in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

     The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

                                    Annex A-6

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) or MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR           Indicates that Fitch does not rate the specific issue.
CONDITIONAL  A conditional rating is premised on the successful completion of a project or the occurrence of a specific
             event.
SUSPENDED    A rating is suspended when Fitch deems the amount of
             information available from the issuer to be inadequate for rating purposes.
WITHDRAWN    A rating will be withdrawn when an issue matures or is
             called or refinanced and, at Fitch's discretion, when an
             issuer fails to furnish proper and timely information.
FITCHALERT   Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
             "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be
             raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                    Annex A-7

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the
     obligor in satisfying its debt service requirements.
B    Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and
     interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity
     throughout the life of the issue.
CCC  Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet
     obligations requires an advantageous business and economic environment.
CC   Bonds are minimally protected. Default in payment of
     interest and/or principal seems probable over time.
C    Bonds are in imminent default in payment of interest or
     principal.
DDD  Bonds are in default on interest and/or principal payments.
DD   Such bonds are extremely speculative and should be valued on
D    the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
     the lowest potential for recovery.

     PLUS (+) or MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                                    Annex A-8

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
      "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                    Annex A-9

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:


EXHIBIT
NUMBER
-------
 1(a)   --   Articles of Incorporation of Registrant.(1)
 1(b)   --   Amended Articles of Incorporation of Registrant.(3)
 2      --   By-Laws of Registrant.(1)
 3      --   Instrument Defining Rights of Shareholders. Incorporated by
             reference to Exhibits 1 and 2 above.
 4(a)   --   Form of Investment Advisory Agreement between Registrant and
             Mercury Asset Management International Ltd.(3)
 4(b)   --   Form of Sub-Advisory Agreement between Registrant and Fund
             Asset Management, L.P.(3)
 5(a)   --   Form of Class A Distribution Agreement between Registrant
             and Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(3)
 5(b)   --   Form of Class B Distribution Agreement between Registrant
             and Mercury Funds Distributor, a division of Princeton Funds
             Distributor, Inc.(3)
 6      --   Not Applicable.
 7      --   Form of Custody Agreement between Registrant and Brown
             Brothers Harriman & Co.(3)
 8(a)   --   Form of Transfer Agency, Dividend Disbursing Agency and
             Shareholder Servicing Agency Agreement between Registrant
             and Financial Data Services, Inc.(3)
 8(b)   --   Form of License Agreement relating to Use of Name among
             Mercury Asset Management International Ltd., Mercury Asset
             Management Group Ltd. and Mercury Funds Distributor, a
             division of Princeton Funds Distributor, Inc.(2)
 8(c)   --   Form of License Agreement relating to Use of Name among
             Mercury Asset Management International Ltd., Mercury Asset
             Management Group Ltd. and Registrant.(3)
 8(d)   --   Form of Participation Agreement between Registrant and a
             participating insurance company.(3)
 8(e)   --   Form of Expense Cap Agreement between Mercury Asset
             Management International, Ltd. and Registrant.(3)
 8(f)   --   Credit Agreement between the Registrant and a syndicate of banks(4)
 9      --   Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.(3)
10(a)   --   Consent of Deloitte & Touche, LLP, independent auditors for
             Registrant.
10(b)   --   Consent of Swidler Berlin Shereff Friedman, LLP, counsel for
             Registrant.
11      --   Not Applicable.
12      --   Not Applicable.
13      --   Form of Class B Distribution Plan and Class B Plan
             Sub-Agreement.(3)
14(a)   --   Rule 18f-3 Plan.(3)
14(b)   --   Power of Attorney.(3)
15      --   Not Applicable.
16      --   Form of Code of Ethics.


---------------

(1) Incorporated by reference to identically numbered exhibit to Registrant's initial Registration Statement on Form N-1A (File No. 333-68879).



(2) Incorporated by reference to Exhibit No. 8(c) to Pre-Effective Amendment No. 1 of Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.'s Registration Statement on Form N-1A (File No. 333-56205).



(3) Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File No. 333-68879).



(4) Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth Trust (File No. 811-09733), filed December 21, 1999.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Except that all of the Registrant's shares will be held by separate accounts of participating insurance companies, the Registrant is not controlled by or under common control with any other person.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

     In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since May 1997 for his own account or in the capacity of director, officer, partner or trustee.



                                  POSITION(S) WITH THE           OTHER SUBSTANTIAL BUSINESS,
             NAME                  INVESTMENT ADVISER         PROFESSION, VOCATION OR EMPLOYMENT
             ----                ----------------------   ------------------------------------------
Peter John Gibbs...............  Chairman and Chief       Director of Mercury Asset Management Ltd.;
                                  Executive Officer       Director of Mercury Asset Management
                                                          International Channel Islands Ltd.
Carol Consuelo Brooke..........  Deputy Chairman          Director of Merrill Lynch (UK) Pension
                                                          Plan Trustees Limited; Director of Munich
                                                          London Investment Management Ltd.;
                                                          Director of Benender School (Kent) Ltd.,
                                                          Cranbrook Kent, TN17 4AA; Director of
                                                          Mercury Asset Management Pension Trustee
                                                          Co. Ltd.
David Morris Fitzgerald          Director                 Director of Corporation of St. Lawrence
  Scott........................                           College
Debra Anne Searle..............  Secretary                Secretary of Mercury Asset Management
                                                          Ltd.; Secretary of Mercury Asset
                                                          Management Group, Ltd.
John Eric Nelson...............  Director                 None
Steve Warner Golann............  Director                 None



     Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated, is 33 King William Street, London, England EC4R 9AS.



     Ms. Searle also serves as officer of the following companies:



     Forum House Limited; Grosvenor Alternate Partner Limited; Grosvenor General Partner Limited; Grosvenor Ventures Limited; Grosvenor Venture Managers Limited; 33 King William Street, Ltd.; Mercury Asset Management Employee Trust Co. Ltd.; Mercury Asset Management Finance Ltd.; Mercury Asset Management Group Services Ltd; Mercury Asset Management Holdings Ltd.; Mercury Asset Management No. 1 Limited; Mercury Asset Management No. 2 Limited; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury Executor & Trustee Co. Ltd.; Mercury (Finance) Ltd.; Mercury Fund Managers Limited; Mercury Financial Services Ltd.; Mercury Investment Management Limited; Mercury Investment Services Ltd.; Mercury Investment Trust Managers Ltd.; Mercury Life Assurance Company Ltd.; Mercury Life Limited; Mercury Life Nominees Ltd.; Mercury Private Equity Holdings Ltd.; Mercury Rowan Mullens Ltd.; Munich London Investment Management Ltd.; Mercury Private Equity MUST 3 Limited; Seligman Trust Limited; and Third Grosvenor Limited.



     The address of each of the following is 25 Ropemaker Place, London, England EC4R 9AS.



     Ms. Searle also serves as officer of the following companies: Wimco Nominees Ltd.; SNC International (Holdings) Limited; SNC Securities Limited; SNCS Limited; Storey Saver Limited; Merrill Lynch Private Capital Limited; Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited; Merrill Lynch, Pierce,

Fenner & Smith Limited; Mership Nominees Limited; ML Europe Property Ltd.; ML Invest Holdings Limited; ML Invest Limited; N.Y. Nominees Limited; Paramount Nominees Limited; Prismbond Limited; RNML Limited; S.N.C. Nominees Limited; Sealion Nominees Limited; Smith Bros (Services & Leasing) Limited; Smith Bros Nominees Limited; Smith Bros Participations Limited; Smith Bros PLC; SNC Corporate Finance Limited; SNC Financial Services; McIntosh Services (UK) Limited; Merrill Lynch (UK) Pension Plan Trustees Limited; Merrill Lynch Capital Markets Bank Limited; Merrill Lynch Equities Limited; Merrill Lynch Europe Funding; Merrill Lynch Europe Holdings Limited; Merrill Lynch Europe PLC; Merrill Lynch Financial Services Limited; Merrill Lynch Gilts (Nominees) Limited; Merrill Lynch Gilts Holdings Limited; Merrill Lynch Gilts Investments Limited; Merrill Lynch Gilts Limited; Merrill Lynch Group Holdings Limited; Merrill Lynch International; Merrill Lynch International Bank Limited; Merrill Lynch Investment Services Limited; Merrill Lynch Investments Limited; Merrill Lynch Limited; Merrill Lynch Nominees Limited; Benson Nominees Limited; C.P.W. Limited; Capital Markets; Chetwynd Nominees Limited; Citygate Nominees Limited; and CLO Funding Limited.



     Set forth below is a list of each executive officer and director of Fund Asset Management, L.P. ("FAM") indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1997 for his, her or its own account or in the capacity of director, officer, partner or trustee.



                                            POSITION(S) WITH THE      OTHER SUBSTANTIAL BUSINESS,
                   NAME                      INVESTMENT ADVISER    PROFESSION, VOCATION OR EMPLOYMENT
                   ----                     ---------------------  ----------------------------------
ML & Co...................................  Limited Partner        Financial Services Holding
                                                                   Company; Limited Partner of
                                                                   Merrill Lynch Asset Management,
                                                                   L.P. ("MLAM")
Princeton Services........................  General Partner        General Partner of MLAM
Jeffrey M. Peek...........................  President              President of MLAM; President and
                                                                   Director of Princeton Services,
                                                                   Inc. ("Princeton Services");
                                                                   Executive Vice President of
                                                                   Merrill Lynch & Co., Inc.;
                                                                   Managing Director and Co-Head of
                                                                   the Investment Banking Division of
                                                                   Merrill Lynch in 1997
Terry K. Glenn............................  Executive Vice         Executive Vice President of MLAM;
                                            President              Executive Vice President and
                                                                   Director of Princeton Services;
                                                                   President and Director of
                                                                   Princeton Funds Distributor, Inc.
                                                                   ("PFD"); Director of Financial
                                                                   Data Services, Inc. ("FDS");
                                                                   President of Princeton
                                                                   Administrators
Gregory A. Bundy..........................  Chief Operating        Chief Operating Officer and
                                            Officer and Managing   Managing Director of MLAM; Chief
                                            Director               Operating Officer and Director of
                                                                   Princeton Services; Co-CEO of
                                                                   Merrill Lynch Australia from 1997
                                                                   to 1999
Donald C. Burke...........................  Senior Vice            Senior Vice President and
                                            President, Treasurer   Treasurer of MLAM since 1999;
                                            and Director of        Senior Vice President and
                                            Taxation               Treasurer of Princeton Services;
                                                                   Vice President of PFD; First Vice
                                                                   President of MLAM from 1997 to
                                                                   1999; Vice President of MLAM from
                                                                   1990 to 1997

                                            POSITION(S) WITH THE      OTHER SUBSTANTIAL BUSINESS,
                   NAME                      INVESTMENT ADVISER    PROFESSION, VOCATION OR EMPLOYMENT
                   ----                     ---------------------  ----------------------------------
Michael G. Clark..........................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services; Treasurer and Director
                                                                   of PFD; First Vice President of
                                                                   MLAM from 1997 to 1999; Vice
                                                                   President of MLAM from 1996 to
                                                                   1997
Robert C. Doll, Jr........................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services; Chief Investment Officer
                                                                   of Oppenheimer Funds Inc. in 1999
                                                                   and Executive Vice President
                                                                   thereof from 1991 to 1999
Linda L. Federici.........................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services
Vincent R. Giordano.......................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services
Michael J. Hennewinkel....................  Senior Vice President  Senior Vice President and General
                                            General Counsel        Counsel of MLAM; Senior Vice
                                                                   President of Princeton Services
Philip L. Kirstein........................  Senior Vice President  Senior Vice President and
                                            and Secretary          Secretary of MLAM; Senior Vice
                                                                   President, Director and Secretary
                                                                   of Princeton Services
Debra W. Landsman-Yaros...................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services; Vice President of PFD
Stephen M.M. Miller.......................  Senior Vice President  Executive Vice President of
                                                                   Princeton Administrators; Senior
                                                                   Vice President of Princeton
                                                                   Services
Joseph T. Monagle, Jr. ...................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services
Brian A. Murdock..........................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services
Gregory D. Upah...........................  Senior Vice President  Senior Vice President of MLAM;
                                                                   Senior Vice President of Princeton
                                                                   Services



     Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following two paragraphs, and Messrs. Doll, Giordano, and Monagle are officers of one or more of such companies.


     FAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc.,

Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.



     MLAM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.



     Mercury Asset Management International Ltd., an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies: Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust (the "Trust"); Mercury Master Gold and Mining Portfolio of the

Trust; Mercury Master International Portfolio of the Trust; Mercury Master Pan-European Growth Portfolio of the Trust; Mercury Master U.S. Large Cap Portfolio of the Trust; Mercury Master U.S. Small Cap Growth Portfolio of the Trust and Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds.


ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:


          Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust.


     A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.


     (b) Set forth below is information concerning each director and officer of MFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.



                                                   (2)                           (3)
                 (1)                      POSITIONS AND OFFICES         POSITIONS AND OFFICES
                NAME                       WITH THE DISTRIBUTOR            WITH REGISTRANT
                ----                      ---------------------      ----------------------------
Terry K. Glenn.......................  President and Director        President and Director
Michael G. Clark.....................  Treasurer and Director        None
Thomas J. Verage.....................  Director                      None
Robert W. Crook......................  Senior Vice President         None
Michael J. Brady.....................  Vice President                None
William M. Breen.....................  Vice President                None
Donald C. Burke......................  Vice President                Vice President and Treasurer
James T. Fatseas.....................  Vice President                None
Debra W. Landsman-Yaros..............  Vice President                None
Michelle T. Lau......................  Vice President                None
Salvatore Venezia....................  Vice President                None
William Wasel........................  Vice President                None
Robert Harris........................  Secretary                     None


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

     (1) the registrant, Mercury Asset Management V.I. Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

     (2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

     (3) the custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109;

     (4) the investment adviser, Mercury Asset Management International Ltd., 33 King William Street, London EC4R 9AS, England; and

     (5) the sub-adviser and administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Mercury V.I. U.S. Large Cap Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds -- Management and Advisory Arrangements" in the Appendix to the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

ITEM 30.  UNDERTAKINGS.

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of March, 2000.


                                          MERCURY V.I. U.S. LARGE CAP FUND OF
                                          MERCURY ASSET MANAGEMENT V.I.
                                          FUNDS, INC.

                                          Registrant


                                          By:      /s/ DONALD C. BURKE

                                            ------------------------------------

                                                (Donald C. Burke, Treasurer
                                               (Principal Financial Accounting
                                                 Officer) and Vice President)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURES                                    TITLE                         DATE
                ----------                                    -----                         ----

                     *                            President and Director
-------------------------------------------       (Principal Executive Officer)
             (Jeffrey M. Peek)

                     *                            Executive Vice President and         March 31, 2000
-------------------------------------------       Director
             (Terry K. Glenn)

            /s/ DONALD C. BURKE                   Treasurer (Principal Financial
-------------------------------------------       Accounting Officer) and Vice
              Donald C. Burke                     President

                     *                            Director
-------------------------------------------
              (David O. Beim)

                     *                            Director
-------------------------------------------
             (James T. Flynn)

                     *                            Director
-------------------------------------------
             (W. Carl Kester)

                     *                            Director
-------------------------------------------
            (Karen P. Robards)

*By /s/ DONALD C. BURKE
    ---------------------------------------

    (Donald C. Burke, Attorney-in-Fact)                                                March 31, 2000


* This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

                               INDEX TO EXHIBITS


EXHIBIT
NUMBER                            DESCRIPTION
-------                           -----------
10(a)     Consent of Deloitte & Touche, LLP, independent auditors for
          Registrant.
10(b)     Consent of Swidler Berlin Shereff Friedman, LLP, counsel for
          Registrant.
16        Form of Code of Ethics.